PARTY-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST	PARTY-IN-INTERESTCertain Plan investments are shares of mutual funds and Trusts managed by Fidelity. In addition to serving as trustee, Fidelity also serves as custodian and, therefore, these transactions qualify as party-in-interest transactions. Fees paid by the Plan to Fidelity for the investment management services, loan administration and other record keeping services were $549,158 for the year ended December 31, 2025. Fees paid for legal, auditing and consulting services were $361,457 for the year ended December 31, 2025. During 2025, the Plan recorded $100,242 in Revenue Credits (see Note 2), which resulted in the Plan showing net administrative fees for the year of $810,373. In addition, transactions in the Company's common stock and notes receivable from Participants qualify as party-in-interest transactions.